Goodwill and Other Intangible Assets - Summary of Identifiable Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Subject to amortization:
Accumulated Amortization	$ (110,755)	$ (96,790)
Total	35,779	46,035
Not subject to amortization:
Tradenames	1,167,302	1,153,348
Gross Carrying Amount, Total	1,313,836	1,296,173
Net Carrying Amount, Total	1,203,081	1,199,383
Tradenames
Not subject to amortization:
Tradenames	1,167,302	1,153,348
Student rosters
Subject to amortization:
Gross Carrying Amount	80,564	77,763
Accumulated Amortization	(79,005)	(74,269)
Total	$ 1,559	$ 3,494
Not subject to amortization:
Weighted Average Amortization Period (Yrs)	1 year 10 months 24 days	3 years
Other
Subject to amortization:
Gross Carrying Amount	$ 65,970	$ 65,062
Accumulated Amortization	(31,750)	(22,521)
Total	$ 34,220	$ 42,541
Not subject to amortization:
Weighted Average Amortization Period (Yrs)	11 years 4 months 24 days	11 years 6 months